Deferred tax	12 Months Ended
Jun. 30, 2018
Deferred tax
Deferred tax

25 Deferred tax

        Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2018 £'000	2017 £'000
US deferred tax assets	(63,974)	(142,107)
UK deferred tax liabilities	28,559	20,828

At 30 June	(35,415)	(121,279)

        The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2018 £'000	2017 £'000
At 1 July	(121,279)	(131,096)
Expensed/(credited) to income statement (note 10)	63,425	(7,115)
Expensed to other comprehensive income	21,892	16,932
Reclassification to tax receivable	547	—

At 30 June	(35,415)	(121,279)

        The current year reclassification to tax receivable relates to alternative minimum tax payable which prior to the US tax reform was expected to be offset against future US tax liabilities. Following US tax reform (substantively enacted on 22 December 2017) this is now expected to be repaid to the Group.

        The movement in US net deferred tax assets are as follows:

	Foreign tax credits £'000	Net operating losses £'000	Unrealized foreign exchange and derivative movements £'000	Intangible assets £'000	Deferred revenue £'000	Other(1) £'000	Total £'000
At 1 July 2016	(26,776)	(21,658)	(27,838)	(60,591)	(5,163)	(3,434)	(145,460)
(Credited)/expensed to income statement (note 10)	(14,354)	20,588	(5,702)	13,344	(10,296)	(1,991)	1,589
Expensed to other comprehensive income (note 10)	1,083	—	681	—	—	—	1,764

At 30 June 2017	(40,047)	(1,070)	(32,859)	(47,247)	(15,459)	(5,425)	(142,107)
Expensed/(credited) to income statement (note 10)	13,504	(2,096)	11,931	26,026	7,732	2,869	59,966
(Credited)/expensed to other comprehensive income (note 10)	(4,271)	(233)	22,124	—	—	—	17,620
Reclassification to tax receivable	—	—	—	—	—	547	547

At 30 June 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(2,009)	(63,974)

(1)

The "Other" deferred tax asset balance of £2,009,000 primarily comprises bad debt provision not allowed until written off of £2,017,000, provisions not allowed until paid of £3,747,000, and upwards revaluation of tax bases of real estate at the time of the IPO in 2012 of £2,830,000, partially offset by temporary differences arising on depreciation of £6,704,000.

        Deferred tax assets are recognized only to the extent that it is probable that there will be sufficient future taxable profits available against which temporary differences can be utilized. There is an unrecognized deferred tax asset of £19,610,000 as at 30 June 2018 (2017: £nil) in respect of foreign tax credits in the US.

        The movement in UK net deferred tax liabilities are as follows:

	Accelerated tax depreciation £'000	Rolled over gain on player disposal £'000	Non qualifying property £'000	Property fair value adjustment £'000	Net operating losses £'000	Other(1) £'000	Total £'000
At 1 July 2016	684	3,258	12,605	14,829	(1,795)	(15,217)	14,364
Expensed/(credited) to income statement (note 10)	152	1,918	(704)	(1,253)	1,768	(10,585)	(8,704)
Expensed to other comprehensive income (note 10)	—	—	—	—	—	15,168	15,168

At 30 June 2017	836	5,176	11,901	13,576	(27)	(10,634)	20,828
(Credited)/expensed to income statement (note 10)	(31)	2,213	(3)	(429)	(85)	1,794	3,459
Expensed to other comprehensive income (note 10)	—	—	—	—	—	4,272	4,272

At 30 June 2018	805	7,389	11,898	13,147	(112)	(4,568)	28,559

(1)	The "Other" deferred tax asset balance of £4,568,000 primarily comprises losses carried forward arising from UK tax legislation introduced during the year ended 30 June 2017.

        Deferred tax assets are recognized on losses carried forward only to the extent that it is probable that they will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilised. At 30 June 2018 the Group had no unrecognized UK deferred tax assets (2017: £nil).